As filed with the Securities and Exchange Commission on August 29, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21285
                                    ---------

                Man-Glenwood Lexington Associates Portfolio, LLC
                ------------------------------------------------
               (Exact Name of Registrant as specified in charter)

               123 N. Wacker Drive, 28th Floor, Chicago, IL 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

      Steven Zoric, Esq., Man-Glenwood Lexington Associates Portfolio, LLC
               123 N. Wacker Drive, 28th Floor, Chicago, IL 60606
               --------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (312) 881-6500
                                                    --------------

Date of fiscal year end: 03/31/06
                         --------

Date of reporting period: 07/01/04 - 06/30/05
                          -------------------

ITEM 1.  PROXY VOTING RECORD

The following information represents each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Registrant was entitled to vote:

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Name of Issuer:         Cerberus Partners, L.P.
Exchange Ticker/CUSIP:  None
Meeting Date:           March 10, 2005

                                            Management
    Proposal                   Sponsor      Recommendation      Vote Cast
    --------                   -------      --------------      ---------
    Change management fee      Issuer       For                 Yes - For
    and redemption terms.

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

Name of Issuer:         Blue Coast Partners II, L.P.
Exchange Ticker/CUSIP:  None
Meeting Date:           March 25, 2005

                                            Management
    Proposal                   Sponsor      Recommendation      Vote Cast
    --------                   -------      --------------      ---------
    Change new issue           Issuer       For                 Yes - For
    allocation for
    consistency with new
    NASD rules.

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Name of Issuer:         D.E. Shaw Oculus Fund, L.L.C.
Exchange Ticker/CUSIP:  None
Meeting Date:           May 2, 2005

                                            Management
    Proposal                   Sponsor      Recommendation      Vote Cast
    --------                   -------      --------------      ---------
    Expand investment          Issuer       Yes                 No action
    strategies; Alter                                           required unless
    indemnification                                             objecting.
    provisions.


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Name of Issuer:         Domestic CAP Partners, L.P.
Exchange Ticker/CUSIP:  None
Meeting Date:           April 27, 2005

                                            Management
    Proposal                   Sponsor      Recommendation      Vote Cast
    --------                   -------      --------------      ---------
    Amendment of               Issuer       Yes                 Yes - For
    management and
    performance fees.

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Name of Issuer:         Pegasus Fund Limited
Exchange Ticker/CUSIP:  None
Meeting Date:           November 12, 2004

                                            Management
    Proposal                   Sponsor      Recommendation      Vote Cast
    --------                   -------      --------------      ---------
    Approval of the            Issuer       For                 Yes - For
    Auditors; Election of
    Directors;
    Adoption of the
    audited financial
    statements.

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

Name of Issuer:         Galante Partners, L.P.
Exchange Ticker/CUSIP:  None
Meeting Date:           November 23, 2004

                                            Management
    Proposal                   Sponsor      Recommendation      Vote Cast
    --------                   -------      --------------      ---------
    Alter management fee.      Issuer       Yes                 Abstained

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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC



By:  /s/ John B. Rowsell
    --------------------------------
Name:  John B. Rowsell
Title: President
Date:  August 29, 2005